RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash-flows:
Interest paid	$ 4,600,000	$ 4,600,000	$ 2,198,000
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	96,492	102,734
Cash-flows:
Interest paid	(4,600)	(4,600)
Repayment
Proceeds
Non-cash:
Interest charged	4,600	4,600
Exchange adjustment
Accretion interest	723	718
Fair value	(2,030)	(6,960)
Reclassification
Balance at 31 December 2017	98,185	96,492	102,734
Short-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	273	271
Cash-flows:
Interest paid
Repayment	(295)	(282)
Proceeds	28
Non-cash:
Interest charged
Exchange adjustment	53	(5)
Accretion interest
Fair value
Reclassification	295	289
Balance at 31 December 2017	354	273	271
Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	732	1,042
Cash-flows:
Interest paid
Repayment
Proceeds	24
Non-cash:
Interest charged
Exchange adjustment	71	(21)
Accretion interest
Fair value
Reclassification	(295)	(289)
Balance at 31 December 2017	$ 532	$ 732	$ 1,042